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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 53.0%
		Consumer Discretionary: 5.8%
31,500		Accor S.A.	$1,415,567
20,940	@	Bed Bath & Beyond, Inc.	1,010,774
47,400	S	Carnival Corp.	1,818,264
22,139		Cie Generale des Etablissements Michelin	1,867,385
13,880		Coach, Inc.	722,315
116,600	S	Comcast Corp. – Class A	2,882,352
54,950	@	DIRECTV	2,571,660
123,564		Fiat S.p.A	1,116,748
64,500		Gafisa SA ADR	828,180
20,920		Harley-Davidson, Inc.	888,891
108,000		International Game Technology	1,752,840
25,120	@	Liberty Media Corp. - Starz	1,949,312
20,670	@	LKQ Corp.	498,147
98,500	S	Macy’s, Inc.	2,389,610
20,740		Marriott International, Inc.	737,929
284,500		Nissan Motor Co., Ltd.	2,527,221
4,640	@	Panera Bread Co.	589,280
1,760	@	Priceline.com, Inc.	891,334
142,900		Regal Entertainment Group	1,929,150
11,110		Ross Stores, Inc.	790,143
55,700		Starbucks Corp.	2,058,115
42,800	@	Urban Outfitters, Inc.	1,276,724
13,840	@	WMS Industries, Inc.	489,244
100,959		Wyndham Worldwide Corp.	3,211,506
			36,212,691
		Consumer Staples: 4.6%
77,100		Altria Group, Inc.	2,006,913
13,409		Carlsberg A/S	1,441,918
16,664		Carrefour S.A.	736,210
112,690		Coca-Cola Enterprises, Inc.	3,076,437
7,910		Herbalife Ltd.	643,558
14,740		Hershey Co.	801,119
190,294		J Sainsbury PLC	1,022,276
15,849		Metro AG	1,079,486
10,361		Nutreco Holding NV	759,905
60,900		PepsiCo, Inc.	3,922,569
68,435		Procter & Gamble Co.	4,215,596
15,778	@	Ralcorp Holdings, Inc.	1,079,689
58,400		Seven & I Holdings Co., Ltd.	1,487,656
71,986		Unilever NV	2,255,499
76,633		Wal-Mart Stores, Inc.	3,988,748
6,232		Whole Foods Market, Inc.	410,689
			28,928,268
		Electric: 0.2%
189,472		Enel S.p.A.	1,193,624
			1,193,624
		Energy: 6.3%
10,200	@, L	Alpha Natural Resources, Inc.	605,574
79,956		Arch Coal, Inc.	2,881,614
52,700	S	BP PLC ADR	2,326,178
107,532		ExxonMobil Corp.	9,046,667
409		Inpex Holdings, Inc.	3,094,328
20,940	@	McMoRan Exploration Co.	370,847
26,919	S	National Oilwell Varco, Inc.	2,133,869
45,120		Range Resources Corp.	2,637,715
83,814		Royal Dutch Shell PLC - Class A	3,040,238
38,600		Schlumberger Ltd.	3,599,836
82,300	S	Suncor Energy, Inc.	3,690,332
53,448		Total S.A.	3,256,763
74,800		Valero Energy Corp.	2,230,536
9,730	@	Whiting Petroleum Corp.	714,669
			39,629,166
		Financials: 10.0%
16,092		Allianz AG	2,253,282
95,822		AXA S.A.	2,002,105
65,100		Banco do Brasil S.A.	1,174,284
114,875		Banco Santander Central Hispano S.A.	1,339,897
409,180		Barclays PLC	1,837,212
122,900	@	Blackstone Group LP	2,197,452
30,069		BNP Paribas	2,198,175
69,000		Cheung Kong Holdings Ltd.	1,124,688
1,798,000		China Construction Bank	1,683,261
944,100	@	Citigroup, Inc.	4,172,922
54,100		Comerica, Inc.	1,986,552
48,878	@	Danske Bank A/S	1,080,447
32,011		Deutsche Bank AG	1,876,853

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
169,690	S	Fifth Third Bancorp.	$2,355,297
10,342		Goldman Sachs Group, Inc.	1,638,897
160,580		HSBC Holdings PLC	1,658,658
22,029	@	Invesco Ltd.	563,061
5,440		Jones Lang LaSalle, Inc.	542,586
129,057		JPMorgan Chase & Co.	5,949,528
14,982		Lazard Ltd.	622,952
28,240		Marsh & McLennan Cos., Inc.	841,834
7,219		Muenchener Rueckversicherungs AG	1,135,610
76,211		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,172,322
52,900		Prudential Financial, Inc.	3,257,582
23,000		Reinsurance Group of America, Inc.	1,443,940
48,900		Sumitomo Mitsui Financial Group, Inc.	1,517,137
22,740		TD Ameritrade Holding Corp.	474,584
66,000		Tokio Marine Holdings, Inc.	1,762,162
14,000		Toronto Dominion Bank	1,238,989
106,053	@	UBS AG - Reg	1,907,902
108,000		United Overseas Bank Ltd.	1,610,234
151,733		Wells Fargo & Co.	4,809,936
98,000		XL Group PLC	2,410,800
3,974		Zurich Financial Services AG	1,110,880
			62,952,021
		Health Care: 5.4%
62,890		Aetna, Inc.	2,353,973
20,330	@	Agilent Technologies, Inc.	910,377
74,968		AmerisourceBergen Corp.	2,965,734
8,230		Cooper Cos., Inc.	571,574
35,200	@	Covidien PLC	1,828,288
85,255		GlaxoSmithKline PLC	1,624,516
29,360	@	Healthsouth Corp.	733,413
59,300		Johnson & Johnson	3,513,525
10,670	@	Laboratory Corp. of America Holdings	983,027
38,355		Novartis AG	2,076,961
259,471	S	Pfizer, Inc.	5,269,842
22,762		Sanofi-Aventis	1,595,031
69,010		St. Jude Medical, Inc.	3,537,453
29,400		Takeda Pharmaceutical Co., Ltd.	1,371,676
51,500		Teva Pharmaceutical Industries Ltd. ADR	2,583,755
11,255	@	Valeant Pharmaceuticals International, Inc.	560,612
8,180	@	Waters Corp.	710,842
12,150	@	Watson Pharmaceuticals, Inc.	680,522
			33,871,121
		Industrials: 6.3%
22,760		Acuity Brands, Inc.	1,331,232
94,081	@	Air France-KLM	1,568,246
36,200		Boeing Co.	2,676,266
10,250		Brady Corp.	365,823
2,345,000		China Railway Group Ltd.	1,512,956
34,598	@	Cooper Industries PLC	2,245,410
12,684		Donaldson Co., Inc.	777,402
43,490		Dover Corp.	2,859,033
42,607	@	European Aeronautic Defence and Space Co. NV	1,240,905
83,594	@	Fiat Industrial SpA	1,200,090
33,400		Fluor Corp.	2,460,244
7,940		Gardner Denver, Inc.	619,558
134,900		General Electric Co.	2,704,745
77,000		JGC Corp.	1,796,890
3,902		Joy Global, Inc.	385,557
82,500		Mitsubishi Corp.	2,287,595
7,380		Regal-Beloit Corp.	544,865
8,830		Roper Industries, Inc.	763,442
15,862		Siemens AG	2,169,730
3,690	@	Stericycle, Inc.	327,192
26,220	@	TransDigm Group, Inc.	2,198,023
53,410		Trinity Industries, Inc.	1,958,545
21,000		Union Pacific Corp.	2,064,930
17,920	@	Verisk Analytics, Inc.	587,059
31,690	@	WABCO Holdings, Inc.	1,953,372
22,510		Waste Connections, Inc.	648,063
14,450		Woodward Governor Co.	499,392
			39,746,565
		Information Technology: 8.0%
29,109	@	Adobe Systems, Inc.	965,254
20,750		Analog Devices, Inc.	817,135
4,241	@	Ansys, Inc.	229,820
17,722	@, S	Apple, Inc.	6,175,231
18,410	@	Autodesk, Inc.	812,065
17,580	@	BMC Software, Inc.	874,429
12,010		Broadcom Corp.	472,954
23,097		Capgemini S.A.	1,341,079
10,020	@	Check Point Software Technologies	511,521
13,670	@	Citrix Systems, Inc.	1,004,198
15,250	@	Gartner, Inc.	635,468

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
7,100	@, S	Google, Inc. - Class A	$4,162,091
360,000		Hitachi Ltd.	1,874,008
181,600		Intel Corp.	3,662,872
16,450	@	Intuit, Inc.	873,495
113,100		Jabil Circuit, Inc.	2,310,633
10,190		KLA-Tencor Corp.	482,700
41,540	@	Lam Research Corp.	2,353,656
198,140	@	Marvell Technology Group Ltd.	3,081,077
13,164	@	Micros Systems, Inc.	650,697
19,740	@	NetApp, Inc.	951,073
67,900		Omron Corp.	1,911,549
96,400		Oracle Corp.	3,224,469
27,340	@	QLogic Corp.	507,157
93,166		Qualcomm, Inc.	5,108,292
31,515		SAP AG	1,927,461
26,600		Tokyo Electron Ltd.	1,466,550
20,520	@	VeriSign, Inc.	743,029
39,200		Western Union Co.	814,184
			49,944,147
		Materials: 2.9%
12,380		Albemarle Corp.	739,953
16,700		Barrick Gold Corp.	866,897
61,141		BHP Billiton Ltd.	2,934,617
3,310		Cliffs Natural Resources, Inc.	325,307
6,100		Ecolab, Inc.	311,222
51,800		EI Du Pont de Nemours & Co.	2,847,446
66,178		Kazakhmys PLC	1,477,942
58,500		Packaging Corp. of America	1,690,065
12,190		Sigma-Aldrich Corp.	775,772
4,362	@	Smurfit Kappa Group PLC	55,455
59,106	@	Smurfit Kappa PLC	749,693
69,320		Svenska Cellulosa AB - B Shares	1,115,513
39,200		United States Steel Corp.	2,114,448
94,568		Xstrata PLC	2,206,433
			18,210,763
		Telecommunication Services: 2.0%
70,400		CenturyTel, Inc.	2,925,120
132,430		Deutsche Telekom AG	2,048,465
961		NTT DoCoMo, Inc.	1,677,661
16,910	@	SBA Communications Corp.	670,989
466,200	@	Sprint Nextel Corp.	2,163,168
995,871		Vodafone Group PLC	2,838,061
			12,323,464
		Utilities: 1.5%
53,900		DTE Energy Co.	2,638,944
306,529		Energias de Portugal S.A.	1,193,417
40,734		Fortum OYJ	1,382,971
72,800		Great Plains Energy, Inc.	1,457,456
226,500		HongKong Electric Holdings	1,514,164
48,475		Veolia Environnement	1,509,747
			9,696,699
		Total Common Stock
		(Cost $295,699,689)	332,708,529
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Financials: 0.1%
10,460	L	Digital Realty Trust, Inc.	608,144
		Total Real Estate Investment Trusts
		(Cost $619,481)	608,144
EXCHANGE-TRADED FUNDS: 5.1%
		Exchange-Traded Funds: 5.1%
74,000		iShares MSCI Emerging Markets Index Fund	3,603,060
575,800		Vanguard Emerging Markets ETF	28,168,136
		Total Exchange-Traded Funds
		(Cost $27,465,470)	31,771,196
PREFERRED STOCK: 0.1%
		Financials: 0.1%
20,025	P	Citigroup Capital XII	527,258
		Total Preferred Stock
		(Cost $500,625)	527,258

Principal Amount			Value
CORPORATE BONDS/NOTES: 13.6%
		Consumer Discretionary: 2.0%
$235,000	S	AMC Entertainment, Inc., 8.750%, due 06/01/19	$256,150
562,000	S	AutoZone, Inc., 4.000%, due 11/15/20	523,778

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Consumer Discretionary (continued)
$470,000	S	Cablevision Systems Corp., 8.625%, due 09/15/17	$525,225
77,000	S	CBS Corp., 4.300%, due 02/15/21	72,926
77,000	S	CBS Corp., 5.750%, due 04/15/20	81,584
274,000	S	Comcast Corp., 5.700%, due 05/15/18	298,693
389,000	S	Comcast Corp., 5.900%, due 03/15/16	433,171
88,000	#	COX Communications, Inc., 6.250%, due 06/01/18	98,265
97,000	#	COX Communications, Inc., 6.950%, due 06/01/38	106,556
414,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, due 03/01/16	415,363
223,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.000%, due 03/01/21	224,219
428,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, due 03/01/41	432,035
505,000	S	DISH DBS Corp., 7.125%, due 02/01/16	541,613
161,000	S	Family Dollar Stores, Inc., 5.000%, due 02/01/21	158,474
183,000	S	Hanesbrands, Inc., 8.000%, due 12/15/16	199,241
139,000		Home Depot, Inc., 4.400%, due 04/01/21	139,055
797,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	854,419
505,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	582,013
200,000	#	Myriad International Holding BV, 6.375%, due 07/28/17	212,240
617,000	#	NBC Universal, Inc., 2.875%, due 04/01/16	603,446
112,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	115,092
294,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	303,558
107,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	110,227
171,000	#	News America, Inc., 4.500%, due 02/15/21	167,864
235,000	S	News America, Inc., 6.650%, due 11/15/37	247,253
147,000	S	News America, Inc., 6.900%, due 03/01/19	171,584
85,000	S	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	93,075
55,000	#	QVC, Inc., 7.375%, due 10/15/20	57,613
450,000	#	QVC, Inc., 7.500%, due 10/01/19	474,750
170,000	#	Rent-A-Center, Inc., 6.625%, due 11/15/20	168,300
150,000	S	Service Corp. International, 7.000%, due 06/15/17	161,250
332,000	S	Time Warner Cable, Inc., 5.875%, due 11/15/40	313,019
213,000	S	Time Warner Cable, Inc., 6.550%, due 05/01/37	217,476
550,000		Time Warner Cable, Inc., 7.500%, due 04/01/14	630,846
76,000	S	Time Warner, Inc., 3.150%, due 07/15/15	77,045
121,000		Time Warner, Inc., 4.750%, due 03/29/21	120,438
102,000		Time Warner, Inc., 6.250%, due 03/29/41	101,683
943,000	S	Time Warner, Inc., 7.700%, due 05/01/32	1,102,756
113,000	S	Toll Brothers Finance Corp., 6.750%, due 11/01/19	116,888
270,000	S	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	307,800
355,000	S	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	382,513
			12,199,496
		Consumer Staples: 0.7%
491,000	S	Altria Group, Inc., 9.700%, due 11/10/18	646,644
170,000	S	Constellation Brands, Inc., 7.250%, due 09/01/16	184,663
230,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	235,000
459,000	#	JBS Finance II Ltd., 8.250%, due 01/29/18	473,918
170,000	S	JBS USA LLC/JBS USA Finance, Inc., 11.625%, due 05/01/14	198,050
493,000	S	Kellogg Co., 4.000%, due 12/15/20	483,457
350,000	S	Kraft Foods, Inc., 5.375%, due 02/10/20	370,163
91,000	S	Kraft Foods, Inc., 6.125%, due 08/23/18	101,920
122,000	S	Kraft Foods, Inc., 6.500%, due 08/11/17	139,307
431,000	S	Lorillard Tobacco Co., 6.875%, due 05/01/20	466,939
276,000	&, #	ServiceMaster Co., 10.750%, due 07/15/15	294,630
525,000	S	Smithfield Foods, Inc., 10.000%, due 07/15/14	620,813
90,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	97,200
230,000	S	Tyson Foods, Inc., 6.850%, due 04/01/16	258,175
			4,570,879
		Energy: 1.3%
193,000	S	Anadarko Petroleum Corp., 6.375%, due 09/15/17	212,717
610,000	S	Arch Coal, Inc., 8.750%, due 08/01/16	684,725
38,000		Consol Energy, Inc., 8.000%, due 04/01/17	41,800
38,000		Consol Energy, Inc., 8.250%, due 04/01/20	42,323
417,000	S	Enbridge Energy Partners, 9.875%, due 03/01/19	545,854
155,000	S	Energy Transfer Equity L.P., 7.500%, due 10/15/20	169,338
335,000	S	Energy Transfer Partners, 9.700%, due 03/15/19	437,899
316,000	S	Enterprise Products Operating LLC, 5.200%, due 09/01/20	326,550
341,000	S	Enterprise Products Operating LLC, 6.450%, due 09/01/40	355,521
150,000	#	Gazprom Via Gaz Capital SA, 5.092%, due 11/29/15	157,305
600,000	±, R, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
700,000	±, R, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
312,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	337,740
214,000		Kinder Morgan Energy Partners L.P., 6.375%, due 03/01/41	216,570
170,000	#	Kinder Morgan Finance Co. LLC, 6.000%, due 01/15/18	176,375
254,000	#	Marathon Petroleum Corp., 6.500%, due 03/01/41	257,481
165,000	S	Massey Energy Co., 6.875%, due 12/15/13	169,125
254,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	269,240
257,000	S	Nexen, Inc., 7.500%, due 07/30/39	290,297
288,000	S	Noble Energy, Inc., 6.000%, due 03/01/41	290,264
218,000	#	Novatek Finance Ltd., 5.326%, due 02/03/16	225,278
256,000	#, L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, due 06/30/21	271,040
507,000	S	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	511,113
172,000	S	Petrobras International Finance Co. - Pifco, 5.375%, due 01/27/21	173,379
195,000	S	Petrobras International Finance Co. - Pifco, 6.750%, due 01/27/41	201,865
365,000	S	Pioneer Natural Resources Co., 7.500%, due 01/15/20	412,898

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			Energy (continued)
	$225,000	S	Plains All American Pipeline LP, 5.750%, due 01/15/20	$241,229
	470,000	S	Plains Exploration & Production Co., 8.625%, due 10/15/19	525,225
	84,000	S	Pride International, Inc., 6.875%, due 08/15/20	95,655
	243,000	S	Pride International, Inc., 7.875%, due 08/15/40	293,119
	310,000	S	Weatherford International Ltd. Bermuda, 5.125%, due 09/15/20	308,386
	159,000	S	Weatherford International Ltd. Bermuda, 6.750%, due 09/15/40	165,354
				8,405,665
			Financials: 5.4%
	591,400		Aegon NV, 3.535%, due 12/31/49	433,033
	172,000	S	American Express Credit Corp., 2.750%, due 09/15/15	169,067
	211,000	S	American International Group, Inc., 5.850%, due 01/16/18	220,399
	365,000	S	American International Group, Inc., 6.400%, due 12/15/20	390,270
	154,000	S	American International Group, Inc., 8.175%, due 05/15/58	166,898
	94,000	S	AvalonBay Communities, Inc., 5.700%, due 03/15/17	104,648
	100,000	S	BAC Capital Trust VI, 5.625%, due 03/08/35	87,515
	213,000	#	Banco de Credito del Peru, 5.375%, due 09/16/20	202,350
	200,000	#	Banco Votorantim SA, 7.375%, due 01/21/20	211,000
	300,000	S	Bank of America Corp., 5.420%, due 03/15/17	306,652
	570,000	S	Bank of America Corp., 5.625%, due 07/01/20	586,256
	95,000	S	Bank of America Corp., 5.875%, due 01/05/21	99,381
	220,000	S	Bank of America Corp., 8.000%, due 12/29/49	236,894
	303,000	S	Barclays Bank PLC, 5.140%, due 10/14/20	287,263
	470,000	#	Barclays Bank PLC, 5.926%, due 09/29/49	441,800
	228,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	237,872
	586,000		BP Capital Markets PLC, 3.200%, due 03/11/16	584,074
	207,000		BP Capital Markets PLC, 4.742%, due 03/11/21	207,794
	684,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	861,363
	228,000	S	Capital One Capital V, 10.250%, due 08/15/39	248,805
	170,000	#	Celanese US Holdings LLC, 6.625%, due 10/15/18	175,525
EUR	2,559,000		Citibank Credit Card Issuance Trust, 5.375%, due 04/11/11	3,628,422
	$165,000	S	Citigroup, Inc., 5.000%, due 09/15/14	172,430
	389,000	S	Citigroup, Inc., 5.375%, due 08/09/20	401,191
	111,000	S	Citigroup, Inc., 6.010%, due 01/15/15	121,405
	372,000	S	Citigroup, Inc., 8.500%, due 05/22/19	459,705
	322,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, due 12/29/49	420,649
	241,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	246,640
	265,000		Country Garden Holdings Co., 11.250%, due 04/22/17	275,931
	306,000	S	Credit Suisse/Guernsey, 5.860%, due 12/31/49	298,350
BRL	6,300,000		Credit Suisse/Nassau, 10.000%, due 01/05/17	3,607,938
	$252,000	S	Discover Bank/Greenwood DE, 7.000%, due 04/15/20	277,721
	341,000	S	Discover Bank/Greenwood DE, 8.700%, due 11/18/19	409,182
	361,000	#	Fibria Overseas Finance Ltd., 7.500%, due 05/04/20	393,490
	676,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	809,143
	477,000	S	First Horizon National Corp., 5.375%, due 12/15/15	498,873
	550,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	631,004
	227,000	S	General Electric Capital Corp., 4.375%, due 09/16/20	221,020
	397,000	S	General Electric Capital Corp., 5.300%, due 02/11/21	403,990
	125,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	123,822
	40,000	S	General Electric Capital Corp., 6.000%, due 08/07/19	43,743
	453,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	448,783
	149,000		Genworth Financial, Inc., 7.625%, due 09/24/21	149,744
	218,000	S	Goldman Sachs Group, Inc., 3.625%, due 02/07/16	216,178
	584,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	594,002
	617,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	676,467
	190,000	S	Goldman Sachs Group, Inc., 6.250%, due 02/01/41	189,850
	129,000	S	Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	131,425
	186,000	S	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	195,816
	169,000	S	Hartford Financial Services Group, Inc., 6.625%, due 03/30/40	171,850
	169,000		Health Care REIT, Inc., 6.500%, due 03/15/41	163,711
	507,000	#	HSBC Finance Corp., 6.676%, due 01/15/21	527,203
	427,000	S	HSBC USA, Inc., 5.000%, due 09/27/20	420,049
	181,000	S	Huntington BancShares, Inc., 7.000%, due 12/15/20	200,182
	100,000	#	Hyundai Capital America, 3.750%, due 04/06/16	98,627
	92,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	93,462
	742,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	723,106
	138,000	#, L	ICICI Bank Ltd., 5.750%, due 11/16/20	136,448
	210,000	#	ILFC E-Capital Trust II, 6.250%, due 12/21/65	177,450
	181,000	#	International Lease Finance Corp., 7.125%, due 09/01/18	195,390
	231,000	S	International Lease Finance Corp., 8.250%, due 12/15/20	253,523
	53,000	#	International Lease Finance Corp., 8.875%, due 09/15/15	58,433
	111,000	S	JPMorgan Chase & Co., 4.400%, due 07/22/20	107,467
	152,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	167,555
	182,000	L	KeyCorp, 5.100%, due 03/24/21	181,226
	156,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	172,380
	123,000	S	Lincoln National Corp., 8.750%, due 07/01/19	155,990
	524,000	#	Lloyds TSB Bank PLC, 6.500%, due 09/14/20	516,043
	280,000	#	Lukoil International Finance BV, 6.125%, due 11/09/20	287,000
	400,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	423,220
	193,000	S	Morgan Stanley, 3.450%, due 11/02/15	189,915
	433,000	S	Morgan Stanley, 4.100%, due 01/26/15	444,959
	320,000	S	Morgan Stanley, 5.750%, due 01/25/21	323,576
	342,000	S	Morgan Stanley, 7.300%, due 05/13/19	385,266
	61,000	S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	69,351

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$487,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	$647,827
24,082	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	24,100
117,000	S	Principal Financial Group, Inc., 7.875%, due 05/15/14	135,271
622,000	S	Protective Life Corp., 8.450%, due 10/15/39	695,804
210,000		Royal Bank of Scotland PLC, 4.375%, due 03/16/16	211,566
138,000	#	Sinochem Overseas Capital Co., Ltd., 6.300%, due 11/12/40	136,746
177,000	S	SLM Corp., 5.375%, due 05/15/14	183,678
166,000	S	SLM Corp., 6.250%, due 01/25/16	173,234
351,000	S	SLM Corp., 8.000%, due 03/25/20	383,210
366,000	S	State Street Corp., 4.956%, due 03/15/18	377,700
177,000	S	SunTrust Capital VIII, 6.100%, due 12/15/36	173,125
530,000	±, R, X	Twin Reefs Pass-through Trust, due 12/10/49	—
100,000	#	Vnesheconombank Via VEB Finance Ltd., 6.902%, due 07/09/20	107,870
333,000	#	Voto-Votorantim Ltd., 6.750%, due 04/05/21	354,645
273,000		VTB Bank Via VTB Capital SA, 6.250%, due 06/30/35	290,404
200,000	#	VTB Bank Via VTB Capital SA, 6.551%, due 10/13/20	203,740
352,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	396,729
207,000	S	Wells Fargo & Co., 3.676%, due 06/15/16	208,468
218,000	#	Xstrata Finance Canada Ltd., 5.500%, due 11/16/11	224,300
			33,877,572
		Health Care: 0.2%
340,000	S	HCA, Inc., 7.250%, due 09/15/20	365,500
310,000	S	HCA, Inc., 7.875%, due 02/15/20	338,675
155,000	#	Mylan, Inc./PA, 7.625%, due 07/15/17	167,594
382,000	S	St. Jude Medical, Inc., 2.500%, due 01/15/16	375,296
252,000	R, X	US Oncology, Inc. Escrow	—
100,000	#	Valeant Pharmaceuticals International, 7.000%, due 10/01/20	97,500
			1,344,565
		Industrials: 0.5%
170,000	S	BE Aerospace, Inc., 6.875%, due 10/01/20	176,800
255,000	#	Bombardier, Inc., 7.500%, due 03/15/18	276,675
255,000	#	Bombardier, Inc., 7.750%, due 03/15/20	278,269
170,000	S	Case New Holland, Inc., 7.750%, due 09/01/13	185,938
159,000	S	CRH America, Inc., 4.125%, due 01/15/16	159,326
154,000	S	CRH America, Inc., 5.750%, due 01/15/21	158,320
505,000	S	General Electric Co., 5.250%, due 12/06/17	550,723
203,000	#	Kazatomprom, 6.250%, due 05/20/15	216,703
270,000		Kazatomprom, 6.250%, due 05/20/15	288,225
99,000	S	RR Donnelley & Sons Co., 7.625%, due 06/15/20	104,328
330,000	S	RR Donnelley & Sons Co., 8.600%, due 08/15/16	377,531
317,000	#	SCF Capital Ltd., 5.375%, due 10/27/17	312,641
170,000	#	SPX Corp., 6.875%, due 09/01/17	183,600
			3,269,079
		Information Technology: 0.5%
40,000	S	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	42,550
490,000	S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	531,650
335,000	S	Jabil Circuit, Inc., 7.750%, due 07/15/16	381,900
544,000	#	Oracle Corp., 5.375%, due 07/15/40	531,405
475,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	500,531
644,000	S	Symantec Corp., 4.200%, due 09/15/20	607,198
162,000	S	Xerox Corp., 4.250%, due 02/15/15	170,681
70,000	S	Xerox Corp., 5.625%, due 12/15/19	75,354
			2,841,269
		Materials: 1.0%
181,000	S	Agrium, Inc., 6.125%, due 01/15/41	188,932
323,000	S	Alcoa, Inc., 6.150%, due 08/15/20	341,931
270,000	#	ALROSA Finance SA, 7.750%, due 11/03/20	290,790
259,000	S	ArcelorMittal, 5.250%, due 08/05/20	253,766
143,000	S	ArcelorMittal, 6.125%, due 06/01/18	151,693
271,000	S	ArcelorMittal, 9.850%, due 06/01/19	344,341
84,000	#	Celulosa Arauco y Constitucion S.A., 5.000%, due 01/21/21	83,199
235,000	S	Celulosa Arauco y Constitucion S.A., 7.250%, due 07/29/19	271,738
107,000	#	Cemex SAB de CV, 9.000%, due 01/11/18	112,751
155,000	S	CF Industries, Inc., 6.875%, due 05/01/18	174,375
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	321,881
207,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	247,520
252,000	S	Domtar Corp., 10.750%, due 06/01/17	316,260
180,000	S	Dow Chemical Co., 4.250%, due 11/15/20	172,574
215,000	#, S	Georgia-Pacific LLC, 5.400%, due 11/01/20	212,699
414,000	#	Gerdau Trade, Inc., 5.750%, due 01/30/21	421,245
303,000	#	Gold Fields Ltd., 4.875%, due 10/07/20	291,314
155,000	S	Huntsman International, LLC, 8.625%, due 03/15/20	169,725
243,000	#	Inversiones CMPC SA, 4.750%, due 01/19/18	239,783
320,000	#	Inversiones CMPC SA, 6.125%, due 11/05/19	337,910
282,000	S	Nova Chemicals Corp., 8.375%, due 11/01/16	310,905
254,000	S	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	305,784
88,000	#, L	Sino-Forest Corp., 6.250%, due 10/21/17	86,020
77,000	S	Teck Resources Ltd., 6.000%, due 08/15/40	77,814
224,000	S	Teck Resources Ltd., 10.250%, due 05/15/16	269,636
277,000	S	Vale Overseas Ltd., 4.625%, due 09/15/20	271,569
146,000	S	Vale Overseas Ltd., 6.875%, due 11/10/39	156,789
			6,422,944

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Telecommunication Services: 1.0%
$504,000	S	American Tower Corp., 4.500%, due 01/15/18	$495,686
435,000	S	AT&T, Inc., 2.500%, due 08/15/15	432,216
97,000	S	AT&T, Inc., 6.550%, due 02/15/39	101,427
100,000	S	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, due 10/30/17	105,000
146,000		CenturyLink, Inc., 6.000%, due 04/01/17	156,152
515,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	542,038
390,000	S	Frontier Communications Corp., 7.875%, due 04/15/15	422,175
180,000	S	Frontier Communications Corp., 8.125%, due 10/01/18	194,625
477,000	#, S	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	492,503
240,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	241,800
250,000	#	Qtel International Finance Ltd., 3.375%, due 10/14/16	241,851
141,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	143,644
468,000	S	Qwest Corp., 6.500%, due 06/01/17	518,895
142,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	143,243
676,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	714,253
317,000	S	Telefonica Emisiones SAU, 3.992%, due 02/16/16	318,884
285,000	S	Telefonica Emisiones SAU, 5.462%, due 02/16/21	289,169
200,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, due 04/30/18	228,876
400,000	S	Windstream Corp., 8.125%, due 09/01/18	429,000
			6,211,437
		Utilities: 1.0%
255,000	S	AES Corp., 8.000%, due 10/15/17	275,400
307,000	#, S	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	313,650
134,000	S	Ameren Corp., 8.875%, due 05/15/14	154,253
91,000	L	Ameren Energy Generating Co., 6.300%, due 04/01/20	89,599
250,000	#	Calpine Corp., 7.500%, due 02/15/21	260,000
215,000		China Resources Power Holdings Co., Ltd., 3.750%, due 08/03/15	208,444
291,000	S	CMS Energy Corp., 6.250%, due 02/01/20	305,371
206,000	#	Duquesne Light Holdings, Inc., 6.400%, due 09/15/20	209,948
222,000	#	EDP Finance BV, 4.900%, due 10/01/19	194,101
168,000	#	EDP Finance BV, 6.000%, due 02/02/18	159,606
333,000	#	Enel Finance International S.A., 6.000%, due 10/07/39	303,798
169,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	185,321
312,000	S	Entergy Corp., 5.125%, due 09/15/20	305,053
227,000	S	Entergy Texas, Inc., 7.125%, due 02/01/19	264,782
345,000	S	Exelon Generation Co. LLC, 4.000%, due 10/01/20	316,022
85,000	S	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	89,250
282,000	S	Indiana Michigan Power, 7.000%, due 03/15/19	331,549
93,000	S	Jersey Central Power and Light, 7.350%, due 02/01/19	110,583
170,226	#	Juniper Generation, LLC, 6.790%, due 12/31/14	160,766
279,000	S	Metropolitan Edison, 7.700%, due 01/15/19	330,397
47,000	S	Nevada Power Co., 7.125%, due 03/15/19	55,407
189,000	S	Nisource Finance Corp., 6.125%, due 03/01/22	206,072
212,000	S	Oncor Electric Delivery Co., 6.800%, due 09/01/18	241,994
193,000	S	Oncor Electric Delivery Co., 7.500%, due 09/01/38	231,895
576,000	S	Sempra Energy, 6.500%, due 06/01/16	658,118
357,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	379,478
			6,340,857
		Total Corporate Bonds/Notes
		(Cost $82,431,139)	85,483,763
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.3%
		Federal Home Loan Mortgage Corporation##: 4.0%
4,907,000	W	4.000%, due 12/15/40	4,804,257
4,709,000	W	4.500%, due 05/01/38	4,770,071
566,170	S, ^	4.861%, due 03/15/33	583,687
207,267	S	4.917%, due 04/01/35	219,149
2,289,597	S	5.000%, due 12/15/17-02/15/35	2,416,326
1,816,249		5.000%, due 08/15/16-01/01/41	1,931,726
1,430,000	W	5.500%, due 05/01/37	1,521,610
2,260,420	S	5.500%, due 09/15/32-07/15/37	2,318,936
3,508,923		5.500%, due 11/15/32-06/15/37	3,818,384
251,000	W	6.000%, due 05/01/37	272,060
1,906,651		6.000%, due 01/15/29-07/15/32	2,100,410
124,397	S	6.500%, due 11/01/28	140,606
25,297		6.500%, due 12/01/31	28,593
			24,925,815
		Federal National Mortgage Association##: 3.6%
3,640,000	W	4.000%, due 04/25/39	3,580,850
3,786,000	W	4.500%, due 04/25/39	3,854,031
728,947	S	4.500%, due 09/01/40-11/01/40	743,090
558,444		4.500%, due 12/01/40-01/01/41	569,279
1,334,000	W	5.000%, due 05/01/37	1,391,321
3,437,420	S	5.000%, due 02/25/29-02/01/41	3,609,234
71,000	W	5.500%, due 05/01/37	75,715
1,876,000	S	5.500%, due 05/25/30	2,022,863
73,000	W	6.000%, due 05/01/37	79,216
923,513	S	6.000%, due 12/25/49	1,022,300
3,586,813		6.000%, due 06/01/16-02/01/38	3,933,817
577,000	W	6.500%, due 05/01/37	644,978
763,090	S	7.000%, due 06/01/31	882,225
91,537		7.000%, due 06/01/29-07/01/32	105,598

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			Federal National Mortgage Association## (continued)
	$8,368	S	7.500%, due 11/01/29	$9,716
	63,949		7.500%, due 10/01/30	74,304
				22,598,537
			Government National Mortgage Association: 0.7%
	12,704	S	2.125%, due 12/20/29	13,110
	51,778	S	3.375%, due 04/20/28	53,863
	643,000	W	4.000%, due 10/15/39	643,201
	282,324	S	4.000%, due 11/20/40	282,868
	658,102	S	4.500%, due 04/15/39	681,581
	339,093	S	5.140%, due 10/20/60	358,794
	232,550		5.288%, due 10/20/60	249,605
	450,469		5.290%, due 10/20/60	483,740
	67,687		6.500%, due 10/15/31	76,666
	538,331	S	7.000%, due 09/15/24-10/15/24	619,028
	185,211		7.000%, due 10/15/24-11/15/24	212,930
	600,248		7.500%, due 12/15/23	709,437
				4,384,823
			Total U.S. Government Agency Obligations
			(Cost $50,676,421)	51,909,175
U.S. TREASURY OBLIGATIONS: 5.3%
			U.S. Treasury Notes: 4.8%
	645,000	L	0.625%, due 02/28/13	643,514
	1,313,000	S	0.750%, due 03/31/13	1,312,181
	7,471,000	L	1.250%, due 03/15/14	7,469,849
	1,300,000	L	2.125%, due 02/29/16	1,296,140
	2,030,000		2.750%, due 02/28/18	2,014,933
	3,018,000	S	3.375%, due 11/15/19	3,051,482
	5,158,000	S, L	3.625%, due 02/15/21	5,232,146
	9,388,000	S	4.250%, due 11/15/40	8,980,213
				30,000,458
			Treasury Inflation Indexed Protected Securities(ip): 0.5%
	3,110,000	S	0.500%, due 04/15/15	3,284,329
				3,284,329
			Total U.S. Treasury Obligations
			(Cost $33,431,057)	33,284,787
ASSET-BACKED SECURITIES: 2.8%
			Credit Card Asset-Backed Securities: 1.9%
	302,000	S	BA Credit Card Trust, 0.545%, due 06/16/14	300,437
	1,085,000	S	Capital One Multi-Asset Execution Trust, 0.545%, due 03/17/14	1,084,060
	654,000	S	Capital One Multi-Asset Execution Trust, 0.555%, due 11/17/14	650,144
	500,000		Capital One Multi-Asset Execution Trust, 5.050%, due 02/15/16	538,311
	437,000	S	Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	482,268
	1,511,000	S	Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	1,711,183
	555,000	S	Discover Card Master Trust, 5.650%, due 03/16/20	623,462
	475,000	S	MBNA Credit Card Master Note Trust, 0.675%, due 07/15/15	469,388
	373,000	S	MBNA Credit Card Master Note Trust, 1.605%, due 10/15/14	374,598
EUR	3,064,000		MBNA Credit Card Master Note Trust, 5.600%, due 07/17/14	4,442,374
	$1,065,000	S	MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	1,115,067
	416,000	#	MBNA Master Credit Card Trust, 7.100%, due 09/15/13	416,934
				12,208,226
			Home Equity Asset-Backed Securities: 0.0%
	150,577	S	Merrill Lynch Mortgage Investors Trust, 0.610%, due 07/25/34	127,252
				127,252
			Other Asset-Backed Securities: 0.9%
	317,009	#	ARES CLO Funds, 0.549%, due 09/18/17	306,686
	446,993	#	Atrium CDO Corp., 0.641%, due 10/27/16	432,466
	419,860	#	Atrium CDO Corp., 0.649%, due 06/27/15	411,462
	172,747	#	Callidus Debt Partners Fund Ltd., 0.813%, due 05/15/15	168,860
	415,681	#	Carlyle High Yield Partners, 0.682%, due 08/11/16	394,229
	226,031	#	Castle Hill II Ingots Ltd., 0.783%, due 10/15/14	222,867
	322,186	S	Castle Hill III CLO Ltd., 0.615%, due 09/15/15	315,879
	47,321	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.850%, due 07/25/33	42,317
	405,285	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	401,522
	518,246	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	365,836
	459,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	455,465
	241,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	208,628
	345,384	#	First CLO Ltd., 0.654%, due 07/27/16	339,340
	533,078	#	GSC Partners CDO Fund Ltd., 0.693%, due 11/20/16	520,671
	110,978	#	Katonah Ltd., 0.859%, due 02/20/15	108,807
	415,303	#	Stanfield Carrera CLO Ltd., 0.790%, due 03/15/15	410,111
	312,163	#	Wind River CLO Ltd., 0.639%, due 12/19/16	299,901
				5,405,047
			Total Asset-Backed Securities
			(Cost $17,876,291)	17,740,525
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.0%
	766,000	#	American General Mortgage Loan Trust, 5.750%, due 09/25/48	782,348
	280,000		Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	299,098
	120,000	S	Banc of America Commercial Mortgage, Inc., 5.067%, due 07/10/43	122,742

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$350,000	S	Banc of America Commercial Mortgage, Inc., 5.127%, due 07/10/43	$352,929
240,000		Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49	253,844
760,000		Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49	767,314
201,603		Banc of America Funding Corp., 5.750%, due 11/25/35	200,877
240,000	#	Banc of America Large Loan, Inc., 5.340%, due 10/10/45	234,376
280,000	#	Banc of America Large Loan, Inc., 5.428%, due 10/10/45	272,192
155,547	S	Bear Stearns Alternative-A Trust, 0.570%, due 07/25/34	123,979
120,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, due 02/15/32	116,580
160,000	S	Bear Stearns Commercial Mortgage Securities, 8.050%, due 10/15/32	162,736
285,931	S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	286,043
79,000	S	Citibank Credit Card Issuance Trust, 0.665%, due 07/15/14	78,370
196,000	S	Citibank Credit Card Issuance Trust, 0.905%, due 07/15/13	195,787
194,000		Citibank Credit Card Issuance Trust, 4.850%, due 04/22/15	208,244
1,432,000		Citibank Credit Card Issuance Trust, 6.300%, due 06/20/14	1,513,512
1,452,000	S	Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	1,521,017
262,189	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.570%, due 04/25/35	59,241
11,723,432	#, ^	Credit Suisse First Boston Mortgage Securities Corp., 0.139%, due 02/15/38	110,233
41,072,265	#, ^	Credit Suisse Mortgage Capital Certificates, 0.124%, due 09/15/40	260,743
690,000	#	DBUBS Mortgage Trust, 5.557%, due 11/10/46	659,385
121,465	S	DLJ Commercial Mortgage Corp., 8.490%, due 06/10/33	121,390
562,105	S	First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	567,447
200,000	#	FREMF Mortgage Trust, 5.365%, due 12/26/46	203,269
339,133	S	GMAC Commercial Mortgage Securities, Inc., 4.538%, due 05/10/43	338,937
17,375,861	#, ^	Greenwich Capital Commercial Funding Corp., 0.309%, due 03/10/39	223,997
755,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	799,724
450,000		Greenwich Capital Commercial Funding Corp., 5.867%, due 12/10/49	443,864
520,000	S	Greenwich Capital Commercial Funding Corp., 5.890%, due 07/10/38	569,549
1,530,000	^	GS Mortgage Securities Corp. II, 1.345%, due 03/10/44	96,696
350,000	#	GS Mortgage Securities Corp. II, 5.865%, due 07/12/38	368,641
210,850	S	GSAA Trust, 5.242%, due 06/25/34	207,710
315,766	S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	320,184
239,682	S	Homebanc Mortgage Trust, 1.110%, due 08/25/29	222,059
480,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, due 01/15/42	447,919
300,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.372%, due 05/15/47	300,077
68,797,111	S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.152%, due 02/15/51	385,635
360,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	386,409
90,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	95,046
300,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 5.717%, due 03/12/39	308,676
820,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.987%, due 02/15/51	870,749
695,201	S	JPMorgan Mortgage Trust, 4.784%, due 07/25/35	658,413
442,827	S	JPMorgan Mortgage Trust, 5.279%, due 07/25/35	434,655
348,773	S	JPMorgan Mortgage Trust, 5.387%, due 07/25/35	349,906
690,000	S	LB Commercial Conduit Mortgage Trust, 5.928%, due 07/15/44	671,918
630,000		LB Commercial Conduit Mortgage Trust, 5.928%, due 07/15/44	675,214
5,503,401	S, ^	LB-UBS Commercial Mortgage Trust, 0.175%, due 11/15/40	19,484
11,005,585	#, ^	LB-UBS Commercial Mortgage Trust, 0.713%, due 11/15/38	281,574
43,088		LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	43,113
300,000	S	LB-UBS Commercial Mortgage Trust, 4.986%, due 12/15/39	289,458
420,000	S	LB-UBS Commercial Mortgage Trust, 5.323%, due 11/15/40	420,941
240,000	#	LB-UBS Commercial Mortgage Trust, 5.350%, due 09/15/37	240,895
550,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	584,868
440,000		LB-UBS Commercial Mortgage Trust, 5.455%, due 02/15/40	440,922
910,000		LB-UBS Commercial Mortgage Trust, 5.896%, due 06/15/38	882,263
8,596,657	#, ^	Merrill Lynch Mortgage Trust, 0.553%, due 02/12/51	181,169
350,000	#	Morgan Stanley Capital I, 5.238%, due 09/15/47	342,437
190,000	S	Morgan Stanley Capital I, 5.242%, due 01/14/42	195,332
299,953		Morgan Stanley Capital I, 5.597%, due 04/12/49	305,392
200,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, due 12/15/35	210,296
4,392,226	#, ^	RBSCF Trust, 1.000%, due 04/15/24	150,296
320,000	#	RBSCF Trust, 5.420%, due 01/19/49	328,643
270,000		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, due 12/18/35	265,186
95,865	S	Sequoia Mortgage Trust, 0.524%, due 01/20/35	80,353
155,166	S	Structured Asset Mortgage Investments, Inc., 0.494%, due 04/19/35	115,782
408,745	S	Structured Asset Securities Corp., 5.000%, due 05/25/35	411,319
350,000	#	Vornado DP LLC, 5.280%, due 09/13/28	344,400
260,000	#	Vornado DP LLC, 6.356%, due 09/13/28	261,491
250,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, due 08/15/35	255,548
920,000	S	Wachovia Bank Commercial Mortgage Trust, 5.246%, due 12/15/43	943,215
950,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	985,132
270,000	S	Wachovia Bank Commercial Mortgage Trust, 5.368%, due 11/15/48	248,561
350,000	S	Wachovia Bank Commercial Mortgage Trust, 5.383%, due 12/15/43	328,808
26,731	S	WaMu Mortgage Pass-Through Certificates, 6.000%, due 11/25/32	27,099
1,112,441	S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,189,443
550,963	S	Wells Fargo Mortgage-Backed Securities Trust, 2.819%, due 06/25/35	531,964
195,306		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 11/25/36	200,020
292,590	S	Wells Fargo Mortgage-Backed Securities Trust, 4.854%, due 08/25/34	299,004
1,072,758	S	Wells Fargo Mortgage-Backed Securities Trust, 5.371%, due 08/25/35	1,053,096
		Total Collateralized Mortgage Obligations
		(Cost $30,955,487)	31,107,178

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount					Value
MUNICIPAL BONDS: 0.1%
			Louisiana: 0.1%
$575,000		S	Louisiana Local Government Environmental Facilities & Community Development Auth, 2.470%, due 02/01/19		$573,011
			Total Municipal Bonds
			(Cost $574,840)		573,011
OTHER BONDS: 4.4%
			Foreign Government Bonds: 4.4%
ARS	2,347,000	L	Argentina Government International Bond, 2.000%, due 09/30/14		821,551
BRL	9,418,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14		5,540,478
$574,000		#	Eskom Holdings Ltd., 5.750%, due 01/26/21		584,763
EUR	824,000		Italy Buoni Poliennali Del Tesoro, 3.000%, due 11/01/15		1,126,198
EUR	858,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 03/01/21		1,121,159
JPY	200,000,000		Japan Government Thirty Year Bond, 2.300%, due 03/20/40		2,477,254
KRW	4,569,000,000		Korea Treasury Bond, 4.750%, due 12/10/11		4,205,583
$32,000,000			Mexican Cetes, 4.750%, due 09/22/11		2,631,600
MXN	44,420,542		Mexican Udibonos, 4.000%, due 06/13/19		3,919,175
ZAR	12,654,093		South Africa Government International Bond, 2.750%, due 01/31/22		1,888,294
ZAR	13,506,994		South Africa Government International Bond, 7.250%, due 01/15/20		1,829,230
EUR	458,000		Spain Government International Bond, 3.250%, due 04/30/16		615,621
EUR	425,000		Spain Government International Bond, 5.500%, due 04/30/21		613,218
			Total Other Bonds
			(Cost $26,673,009)		27,374,124

Notional Amount					Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
			Foreign Currency Options: 0.0%
$5,000,000		@	Currency Option OTC - Morgan Stanley
			USD Call vs JPY Call
			Strike @ 83.000 (JPY)-Exp 04/14/11		$45,618

# of Contracts					Value
			Options on Exchange-Traded Futures Contracts 0.0%
76		@	Put Option CBOT
			U.S. Treasury 10-Year Note May Futures
			Strike @ $121.000 - Exp 04/21/11		$162,688
			Total Positions in Purchased Options
			(Cost $141,074)		208,306
			Total Long-Term Investments
			(Cost $567,044,583)		613,295,996

Shares					Value
SHORT-TERM INVESTMENTS: 5.0%
			Mutual Funds: 2.5%
15,994,000			BlackRock Liquidity Funds, TempFund, Institutional Class		$15,994,000
			Total Mutual Funds
			(Cost $15,994,000)		15,994,000
			Securities Lending Collateral(cc): 2.5%
14,280,909			BNY Mellon Overnight Government Fund (1)		14,280,909
1,627,156		R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,301,725
			Total Securities Lending Collateral
			(Cost $15,908,065)		15,582,634
			Total Short-Term Investments
			(Cost $31,902,065)		31,576,634
			Total Investments in Securities
			(Cost $598,946,648)*	102.8%	$644,872,630
			Other Assets and Liabilities - Net	(2.8)	(17,744,876)
			Net Assets	100.0%	$627,127,754

		@	Non-income producing security
		&	Payment-in-kind
		ADR	American Depositary Receipt
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

ARS	Argentine Peso
BRL	Brazilian Real
EUR	EU Euro
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
ZAR	South African Rand
*	Cost for federal income tax purposes is $602,866,554.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$54,602,426
	Gross Unrealized Depreciation	(12,596,350)
	Net Unrealized Appreciation	$42,006,076

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$332,708,529	$—	$—	$332,708,529
Real Estate Investment Trusts	608,144	—	—	608,144
Exchange-Traded Funds	31,771,196	—	—	31,771,196
Preferred Stock	—	527,258	—	527,258
Positions In Purchased Options	162,688	45,618	—	208,306
Corporate Bonds/Notes	—	81,875,825	3,607,938	85,483,763
U.S. Government Agency Obligations	—	51,550,381	358,794	51,909,175
U.S. Treasury Obligations	—	33,284,787	—	33,284,787
Asset-Backed Securities	—	15,755,419	1,985,106	17,740,525
Collateralized Mortgage Obligations	—	30,956,882	150,296	31,107,178
Municipal Bonds	—	573,011	—	573,011
Other Bonds	—	27,374,124	—	27,374,124
Short-Term Investments	30,274,909	—	1,301,725	31,576,634
Total Investments, at value	$395,525,466	$241,943,305	$7,403,859	$644,872,630
Other Financial Instruments+:
Forward foreign currency contracts	—	1,436,083	—	1,436,083
Futures	277,924	—	—	277,924
Swaps, at fair value	—	241,989	44,319	286,308
Total Assets	$395,803,390	$243,621,377	$7,448,178	$646,872,945

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,662,070)	$—	$(1,662,070)
Futures	(83,772)	—	—	(83,772)
Swaps, at fair value	—	(387,054)	(26,008)	(413,062)
Written options	(58,188)	(2,028)	—	(60,216)
Total Liabilities	$(141,960)	$(2,051,152)	$(26,008)	$(2,219,120)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$3,510,098	$(15,391)	$(8,990)	$15,391	$106,830	$—	$—	$3,607,938
U.S. Government Agency Obligations	601,005	4,287	—	392	—	(1,569)	—	(245,321)	358,794
Asset-Backed Securities	1,221,819	1,337,600	(273,331)	1,853	6,924	11,165	—	(320,924)	1,985,106
Collateralized Mortgage Obligations	—	—	—	(1,392)	156,835	(5,147)	—	—	150,296
Short-Term Investments	1,301,725	—	—	—	—	—	—	—	1,301,725
Total Investments, at value	$3,124,549	$4,851,985	$(288,722)	$(8,137)	$179,150	$111,279	$—	$(566,243)	$7,403,859
Other Financial Instruments+:
Swaps, at fair value	15,041	—	—	—	—	29,278	—	—	44,319
Total Assets	$3,139,590	$4,851,985	$(288,722)	$(8,137)	$179,150	$140,557	$—	$(566,243)	$7,448,178

Liabilities Table
Other Financial Instruments+:
Swaps, at fair value	$(7,381)	$—	$—	$—	$—	$(18,627)	$—	$—	$(26,008)
Total Liabilities	$(7,381)	$—	$—	$—	$—	$(18,627)	$—	$—	$(26,008)

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $99,607.

‘+ Other Financial Instruments are derivatives not reflected in the  Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Canadian Dollar
	CAD 1,504,208	BUY	4/8/11	$1,548,618	$1,551,257	$2,639
Citigroup, Inc.	EU Euro
	EUR 367,658	BUY	4/8/11	507,000	520,966	13,966
Citigroup, Inc.	Japanese Yen
	JPY 1,123,279,102	BUY	4/8/11	13,674,179	13,504,803	(169,376)
Citigroup, Inc.	South African Rand
	ZAR 4,831,157	BUY	4/8/11	699,053	713,330	14,277
Credit Suisse First Boston	EU Euro
	EUR 246,681	BUY	4/8/11	343,000	349,543	6,543
Credit Suisse First Boston	British Pound
	GBP 717,756	BUY	5/9/11	1,147,000	1,150,876	3,876
Credit Suisse First Boston	British Pound
	GBP 701,180	BUY	5/9/11	1,127,000	1,124,299	(2,701)
Credit Suisse First Boston	Japanese Yen
	JPY 48,985,536	BUY	4/8/11	593,000	588,936	(4,064)
Credit Suisse First Boston	New Zealand Dollar
	NZD 1,594,349	BUY	4/8/11	1,172,408	1,215,860	43,452
Credit Suisse First Boston	Australian Dollar
	AUD 749,477	BUY	4/8/11	754,000	774,459	20,459
Credit Suisse First Boston	Australian Dollar
	AUD 2,535,821	BUY	4/8/11	2,503,000	2,620,348	117,348
Credit Suisse First Boston	Australian Dollar
	AUD 1,191,092	BUY	4/8/11	1,165,000	1,230,795	65,795
Credit Suisse First Boston	Danish Krone
	DKK 2,787,869	BUY	5/9/11	530,523	529,546	(977)
Credit Suisse First Boston	EU Euro
	EUR 2,271,786	BUY	4/8/11	3,219,000	3,219,085	85
Credit Suisse First Boston	EU Euro
	EUR 1,771,813	BUY	4/8/11	2,514,000	2,510,631	(3,369)
Credit Suisse First Boston	EU Euro
	EUR 1,266,504	BUY	4/8/11	1,796,000	1,794,616	(1,384)
Credit Suisse First Boston	British Pound
	GBP 1,552,324	BUY	5/9/11	2,514,000	2,489,055	(24,945)
Credit Suisse First Boston	British Pound
	GBP 809,222	BUY	5/9/11	1,303,000	1,297,538	(5,462)
Credit Suisse First Boston	Mexican Peso
	MXN 6,247,450	BUY	4/8/11	521,000	524,847	3,847
Credit Suisse First Boston	Swedish Krona
	SEK 19,409,422	BUY	5/9/11	3,088,765	3,068,933	(19,832)
Deutsche Bank AG	Australian Dollar
	AUD 912,861	BUY	4/8/11	924,000	943,290	19,290
Deutsche Bank AG	Brazilian Real
	BRL 1,610,844	BUY	5/9/11	964,000	978,864	14,864
Deutsche Bank AG	Canadian Dollar
	CAD 644,820	BUY	4/8/11	656,000	664,989	8,989
Deutsche Bank AG	Canadian Dollar
	CAD 655,763	BUY	4/8/11	664,000	676,274	12,274
Deutsche Bank AG	Norwegian Krone
	NOK 2,988,200	BUY	5/9/11	532,000	539,197	7,197
Deutsche Bank AG	Norwegian Krone
	NOK 3,064,568	BUY	5/9/11	547,000	552,977	5,977
Deutsche Bank AG	New Zealand Dollar
	NZD 2,843,662	BUY	4/8/11	2,142,000	2,168,593	26,593
HSBC Bank USA	Indian Rupee
	INR 89,980,415	BUY	4/8/11	1,977,852	2,014,695	36,843
HSBC Bank USA	Mexican Peso
	MXN 12,009,403	BUY	4/8/11	996,000	1,008,908	12,908
HSBC Bank USA	Mexican Peso
	MXN 13,640,831	BUY	4/8/11	1,135,000	1,145,964	10,964
HSBC Bank USA	Canadian Dollar
	CAD 693,303	BUY	4/8/11	703,000	714,988	11,988
JPMorgan Chase & Co.	EU Euro
	EUR 310,642	BUY	4/8/11	432,000	440,174	8,174
JPMorgan Chase & Co.	EU Euro
	EUR 386,521	BUY	4/8/11	546,000	547,694	1,694
JPMorgan Chase & Co.	Norwegian Krone
	NOK 3,981,899	BUY	5/9/11	709,000	718,502	9,502
JPMorgan Chase & Co.	New Zealand Dollar
	NZD 689,528	BUY	4/8/11	510,000	525,838	15,838

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar
	AUD 1,125,240	BUY	4/8/11	$1,105,000	$1,162,748	$57,748
JPMorgan Chase & Co.	Canadian Dollar
	CAD 730,924	BUY	4/8/11	750,000	753,786	3,786
JPMorgan Chase & Co.	Canadian Dollar
	CAD 985,696	BUY	4/8/11	1,006,000	1,016,527	10,527
JPMorgan Chase & Co.	EU Euro
	EUR 897,939	BUY	4/8/11	1,258,000	1,272,366	14,366
JPMorgan Chase & Co.	British Pound
	GBP 548,306	BUY	5/9/11	877,000	879,175	2,175
JPMorgan Chase & Co.	Norwegian Krone
	NOK 9,642,789	BUY	5/9/11	1,732,527	1,739,966	7,439
JPMorgan Chase & Co.	Norwegian Krone
	NOK 4,430,954	BUY	5/9/11	797,000	799,531	2,531
Morgan Stanley	EU Euro
	EUR 16,424,937	BUY	4/8/11	23,000,086	23,273,884	273,798
Morgan Stanley	Indonesian Rupiah
	IDR 26,671,070,000	BUY	4/8/11	3,035,287	3,059,092	23,805
Morgan Stanley	New Zealand Dollar
	NZD 531,084	BUY	4/8/11	392,000	405,008	13,008
Morgan Stanley	New Zealand Dollar
	NZD 683,143	BUY	4/8/11	499,000	520,969	21,969
Morgan Stanley	Australian Dollar
	AUD 1,262,880	BUY	4/8/11	1,257,000	1,304,976	47,976
Morgan Stanley	Canadian Dollar
	CAD 1,309,098	BUY	4/8/11	1,330,000	1,350,044	20,044
Morgan Stanley	British Pound
	GBP 1,468,285	BUY	5/9/11	2,390,606	2,354,303	(36,303)
Morgan Stanley	British Pound
	GBP 716,667	BUY	5/9/11	1,148,000	1,149,132	1,132
Morgan Stanley	South Korean Won
	KRW 617,760,000	BUY	5/9/11	550,000	561,787	11,787
Morgan Stanley	South Korean Won
	KRW 522,199,400	BUY	5/9/11	467,000	474,885	7,885
Morgan Stanley	New Zealand Dollar
	NZD 1,952,984	BUY	4/8/11	1,406,000	1,489,357	83,357
Morgan Stanley	Singapore Dollar
	SGD 2,746,292	BUY	5/9/11	2,169,729	2,178,865	9,136
Morgan Stanley	New Zealand Dollar
	NZD 1,713,088	BUY	4/8/11	1,228,000	1,306,411	78,411
						$917,849

Citigroup, Inc.	Mexican Peso
	MXN 24,363,298	SELL	4/8/11	2,026,262	2,046,757	(20,495)
Citigroup, Inc.	South African Rand
	ZAR 15,831,114	SELL	4/8/11	2,290,712	2,337,495	(46,783)
Citigroup, Inc.	Australian Dollar
	AUD 4,489,254	SELL	4/8/11	4,545,554	4,638,895	(93,341)
Citigroup, Inc.	Mexican Peso
	MXN 19,713,727	SELL	4/8/11	1,639,564	1,656,147	(16,583)
Citigroup, Inc.	New Zealand Dollar
	NZD 683,580	SELL	4/8/11	501,000	521,302	(20,302)
Citigroup, Inc.	New Zealand Dollar
	NZD 9,215,781	SELL	4/8/11	6,828,000	7,028,007	(200,007)
Citigroup, Inc.	New Zealand Dollar
	NZD 610,066	SELL	4/8/11	452,000	465,240	(13,240)
Citigroup, Inc.	EU Euro
	EUR 371,955	SELL	4/8/11	520,000	527,054	(7,054)
Citigroup, Inc.	South African Rand
	ZAR 13,903,040	SELL	4/8/11	1,971,000	2,052,811	(81,811)
Citigroup, Inc.	South Korean Won
	KRW 2,565,254,239	SELL	5/9/11	2,281,443	2,332,827	(51,384)
Citigroup, Inc.	Swedish Krona
	SEK 1,907,400	SELL	5/9/11	301,000	301,590	(590)
Credit Suisse First Boston	EU Euro
	EUR 1,810,158	SELL	4/8/11	2,509,000	2,564,966	(55,966)
Credit Suisse First Boston	EU Euro
	EUR 395,929	SELL	4/8/11	554,000	561,026	(7,026)
Credit Suisse First Boston	EU Euro
	EUR 1,810,841	SELL	4/8/11	2,514,000	2,565,934	(51,934)
Credit Suisse First Boston	Swiss Franc
	CHF 780,507	SELL	5/9/11	864,330	849,978	14,352
Credit Suisse First Boston	Swedish Krona
	SEK 3,564,262	SELL	5/9/11	561,000	563,566	(2,566)
Credit Suisse First Boston	British Pound
	GBP 1,549,655	SELL	5/9/11	2,515,000	2,484,775	30,225

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Japanese Yen
	JPY 111,441,552	SELL	4/8/11	$1,376,000	$1,339,824	$36,176
Deutsche Bank AG	Australian Dollar
	AUD 2,536,332	SELL	4/8/11	2,503,000	2,620,876	(117,876)
Deutsche Bank AG	Mexican Peso
	MXN 3,041,555	SELL	4/8/11	251,000	255,521	(4,521)
Deutsche Bank AG	Mexican Peso
	MXN 3,094,502	SELL	4/8/11	255,000	259,969	(4,969)
Deutsche Bank AG	Japanese Yen
	JPY 58,055,132	SELL	4/8/11	717,000	697,977	19,023
Deutsche Bank AG	Japanese Yen
	JPY 207,179,647	SELL	4/8/11	2,557,000	2,490,850	66,150
Deutsche Bank AG	EU Euro
	EUR 3,454,840	SELL	4/8/11	4,900,000	4,895,456	4,544
Deutsche Bank AG	Norwegian Krone
	NOK 4,963,402	SELL	5/9/11	885,000	895,607	(10,607)
Deutsche Bank AG	EU Euro
	EUR 1,784,456	SELL	4/8/11	2,515,000	2,528,547	(13,547)
Deutsche Bank AG	Canadian Dollar
	CAD 1,400,876	SELL	4/8/11	1,434,000	1,444,693	(10,693)
Deutsche Bank AG	Canadian Dollar
	CAD 1,185,803	SELL	4/8/11	1,209,000	1,222,893	(13,893)
Deutsche Bank AG	Swedish Krona
	SEK 2,072,570	SELL	5/9/11	324,000	327,706	(3,706)
Deutsche Bank AG	Peruvian Nuevo Sol
	PEN 4,593,450	SELL	5/9/11	1,626,000	1,632,764	(6,764)
Deutsche Bank AG	EU Euro
	EUR 1,792,073	SELL	4/8/11	2,514,000	2,539,339	(25,339)
Deutsche Bank AG	Mexican Peso
	MXN 19,069,803	SELL	4/8/11	1,593,000	1,602,051	(9,051)
Deutsche Bank AG	Canadian Dollar
	CAD 856,918	SELL	4/8/11	877,000	883,721	(6,721)
HSBC Bank USA	Indian Rupee
	INR 89,980,415	SELL	4/8/11	1,986,410	2,014,695	(28,285)
HSBC Bank USA	Indonesian Rupiah
	IDR 9,240,572,000	SELL	4/8/11	1,058,000	1,059,866	(1,866)
HSBC Bank USA	Philippine Peso
	PHP 88,259,650	SELL	5/9/11	2,031,620	2,029,705	1,915
JPMorgan Chase & Co.	Canadian Dollar
	CAD 731,203	SELL	4/8/11	752,000	754,073	(2,073)
JPMorgan Chase & Co.	Canadian Dollar
	CAD 586,324	SELL	4/8/11	601,000	604,663	(3,663)
JPMorgan Chase & Co.	Australian Dollar
	AUD 828,769	SELL	4/8/11	855,000	856,395	(1,395)
JPMorgan Chase & Co.	Japanese Yen
	JPY 70,635,468	SELL	4/8/11	865,000	849,226	15,774
JPMorgan Chase & Co.	EU Euro
	EUR 213,505	SELL	4/8/11	299,000	302,534	(3,534)
Morgan Stanley	EU Euro
	EUR 2,921,916	SELL	4/8/11	4,091,603	4,140,310	(48,707)
Morgan Stanley	Brazilian Real
	BRL 4,276,409	SELL	5/9/11	2,547,149	2,598,651	(51,502)
Morgan Stanley	EU Euro
	EUR 2,354,620	SELL	4/8/11	3,322,463	3,336,460	(13,997)
Morgan Stanley	Japanese Yen
	JPY 56,035,192	SELL	4/8/11	688,000	673,692	14,308
Morgan Stanley	New Zealand Dollar
	NZD 1,495,035	SELL	4/8/11	1,099,000	1,140,122	(41,122)
Morgan Stanley	Czech Koruna
	CZK 24,486,556	SELL	4/8/11	1,415,019	1,414,249	770
Morgan Stanley	New Zealand Dollar
	NZD 1,516,014	SELL	4/8/11	1,119,000	1,156,121	(37,121)
Morgan Stanley	New Zealand Dollar
	NZD 1,363,026	SELL	4/8/11	999,000	1,039,451	(40,451)
Morgan Stanley	EU Euro
	EUR 1,757,948	SELL	4/8/11	2,450,000	2,490,986	(40,986)
Morgan Stanley	South Korean Won
	KRW 883,414,350	SELL	5/9/11	799,000	803,372	(4,372)
Morgan Stanley	Brazilian Real
	BRL 8,596,766	SELL	5/9/11	5,120,475	5,224,009	(103,534)
Morgan Stanley	New Zealand Dollar
	NZD 3,393,995	SELL	4/8/11	2,514,000	2,588,280	(74,280)
Morgan Stanley	Japanese Yen
	JPY 182,440,160	SELL	4/8/11	2,240,000	2,193,416	46,584
						$(1,143,836)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Balanced Portfolio Open Futures Contracts on March 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	8	06/15/11	$858,981	$(161)
Canada 10-Year Bond	15	06/21/11	1,856,627	22,472
Euro-Bund	98	06/08/11	16,843,967	(11,654)
Euro-Schatz	150	06/08/11	22,784,218	16,699
Japan 10-Year Bond (TSE)	5	06/09/11	8,388,435	32,686
Japanese Government Bonds 10-Year Mini	7	06/08/11	1,174,549	(2,661)
Long Gilt	16	06/28/11	3,007,444	33,290
S&P 500 E-Mini	22	06/17/11	1,453,100	(1,867)
Short Gilt	32	06/28/11	5,529,261	26,852
U.S. Treasury 2-Year Note	52	06/30/11	11,342,500	3,120
U.S. Treasury 5-Year Note	74	06/30/11	8,642,390	416
U.S. Treasury Long Bond	14	06/21/11	1,682,625	(2,660)
U.S. Treasury Ultra Long Bond	40	06/21/11	4,942,500	24,275
			$88,506,597	$140,807
Short Contracts
Australia 3-Year Bond	4	06/15/11	$424,325	$(771)
Euro-Bobl 5-Year	81	06/08/11	13,151,795	5,870
Medium Gilt	24	06/28/11	4,382,187	(56,074)
U.S. Treasury 2-Year Note	39	06/30/11	8,506,875	(4,363)
U.S. Treasury 5-Year Note	46	06/30/11	5,372,297	40,854
U.S. Treasury 10-Year Note	291	06/21/11	34,638,094	71,390
U.S. Treasury Long Bond	37	06/21/11	4,446,937	(3,561)
			$70,922,510	$53,345

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Fair Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	$9,364	$23,411	$(14,047)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	18,995	45,580	(26,585)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	64,140	83,759	(19,619)
							$92,499	$152,750	$(60,251)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/11 (%) (3)	Notional Amount (4)		Fair Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding LLC	Sell	5.000	09/20/13	19.055	USD	139,000	$(36,471)	$(25,863)	$(10,608)
Citigroup, Inc.	MBIA Global Funding LLC	Sell	5.000	09/20/13	19.055	USD	284,000	(74,516)	(57,645)	(16,871)
Goldman Sachs & Co.	MBIA Global Funding LLC	Sell	5.000	09/20/13	19.055	USD	241,000	(63,234)	(44,274)	(18,960)
JPMorgan Chase & Co.	MBIA Global Funding LLC	Sell	5.000	09/20/13	19.055	USD	480,000	(125,942)	(44,252)	(81,690)
								$(300,163)	$(172,034)	$(128,129)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Balanced Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011:

	Termination Date		Notional Amount	Fair Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay a fixed rate equal to 2.853% and receive a floating rate based on the 3-month CAD-BA-CDOR
Counterparty: Morgan Stanley	02/28/16	CAD	1,863,000	$4,209	$—	$4,209
Pay a fixed rate equal to 3.623% and receive a floating rate based on the 3-month CAD-BA-CDOR
Counterparty: Morgan Stanley	02/28/21	CAD	1,258,000	10,601	—	10,601
Pay a fixed rate equal to 4.140% and receive a floating rate based on the 6-month Tasa Nominal Anual Promedio (TNA)
Counterparty: Deutsche Bank AG	10/19/12	CLP	937,955,000	44,319	—	44,319
Receive a fixed rate equal to 2.824% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters
Counterparty: Morgan Stanley	03/02/16	EUR	1,420,000	(21,556)	—	(21,556)
Receive a fixed rate equal to 3.422% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters
Counterparty: Morgan Stanley	03/02/21	EUR	953,000	(22,304)	—	(22,304)
Receive a fixed rate equal to 1.430% and pay a floating rate based on the 6-month GBP-LIBOR-BBA
Counterparty: Citigroup, Inc.	05/17/12	GBP	23,392,000	45,508	—	45,508
Receive a fixed rate equal to 7.550% and pay a floating rate based on INR-MIBOR-OIS-COMPOUND
Counterparty: Deutsche Bank AG	03/09/13	INR	202,900,000	4,291	—	4,291
Pay a fixed rate equal to 8.110% and receive a floating rate based on INR-MIBOR-OIS-COMPOUND
Counterparty: Deutsche Bank AG	03/09/16	INR	91,200,000	(15,760)	—	(15,760)
Pay a fixed rate equal to 2.870% and receive a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Credit Suisse First Boston	12/24/17	USD	5,000,000	29,441	—	29,441
Pay a fixed rate equal to 3.444% and receive a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Credit Suisse First Boston	12/24/20	USD	9,000,000	55,440	—	55,440
Pay a fixed rate equal to 3.478% and receive a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Citigroup, Inc.	05/11/20	USD	6,583,000	(27,271)	—	(27,271)
				$106,918	$—	$106,918

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Balanced Portfolio Cross-Currency Inflation-Linked Swap Agreements Outstanding on March 31, 2011:

Counterparty	Notional Amount on Fixed Rate (Currency Received)		Notional Amount on Floating Rate (Currency Delivered)		Floating Rate	Fixed Rate	Termination Date	Fair Value	Upfront Payment Paid (Received)	Unrealized Appreciation
Deutsche Bank AG	U.F.	43,910	CLP	937,955,000	6-month Tasa Nominal Anual Promedio (TNA)	0.88%	10/19/12	$(26,008)	$—	$(26,008)
								$(26,008)	$—	$(26,008)

Unidad de Fomento (U.F.). A Chilean currency unit indexed according to inflation. The index is calculated on a monthly basis effective on the 10th day of the current month until the 9th day of the following month, with the value of the U.F. adjusted daily.

Tasa Nominal Anual Promedio (TNA). Average annual nominal rate.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Balanced Portfolio Written Currency Options Open on March 31, 2011:

Foreign Currency Options

		Exercise	Expiration	Notional		Premiums	Fair
Description	Counterparty	Price	Date	Amount		Received	Value

Currency Option OTC
USD Put vs JPY Put	Morgan Stanley	78.900	04/14/11	USD	5,000,000	33,375	(2,028)
						$33,375	$(2,028)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Balanced Portfolio Written Futures Options Open on March 31, 2011:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premiums
Description/Name of Issuer	Price		Date	Contracts	Received	Value

Put Option CBOT
U.S. Treasury 10-Year Note May Futures	119.000	USD	04/21/11	76	$43,572	$(58,188)
					$43,572	$(58,188)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Credit contracts	$(207,664)
Equity contracts	(1,867)
Foreign exchange contracts	(208,405)
Interest rate contracts	407,437
Total	$(10,499)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011